Shareholder Equity and Non-Controlling Interest	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Shareholder Equity and Non-Controlling Interest

NOTE 5: Shareholder Equity and Non-Controlling Interest

Stockholder Equity

Preferred Shares

On February 28, 2013, our board of directors authorized and declared distributions on our Series A Preferred Stock for the period beginning on January 1, 2013, and ending on June 30, 2013. The distributions are payable to the holders of the Series A Preferred Stock of record at a rate of $0.34722222 per day, which is an amount that is equivalent to a 12.5% annualized distribution rate based on a share price of $1,000. The distributions will be aggregated and paid in cash on June 28, 2013, pursuant to the requirements of our charter.

Common Shares

On February 28, 2013, our board of directors authorized and declared distributions on our common stock for the months of January through June 2013. For the months of January through March 2013, the distributions will be payable to the holders of our common stock at a rate of $0.00163934 per share per day, which is an amount that is equivalent to a 6.0% annualized distribution rate based on a share price of $10.00. For the months of April through June 2013, our board of directors authorized and declared distributions on our common stock at a rate of $0.00171233 per share per day, which is an amount that is equivalent to a 6.25% annualized distribution rate based on a share price of $10.00. The distributions for each month will be aggregated and paid on or before the fifteenth day following the completion of each respective month. All distributions will be paid in cash.

Non-controlling Interest

On February 28, 2013, our board of directors, in our capacity as the general partner of the operating partnership, authorized and declared distributions on our operating partnership’s common partnership units for the months of January through June 2013. For the months of January through March 2013, the distributions were paid to the holders of our common operating partnership units at a rate of $0.00163934 per unit per day, which is an amount that is equivalent to a 6.0% annualized distribution rate based on a unit price of $10.00. For the months of April through June 2013, our board of directors authorized and declared distributions on our operating partnership’s common units at a rate of $0.00171233 per share per day, which is an amount that is equivalent to a 6.25% annualized distribution rate based on a unit price of $10.00. The distributions for each month will be aggregated and paid on or before the fifteenth day following the completion of each respective month.

On February 28, 2013, our board of directors, in our capacity as the general partner of the operating partnership, authorized and declared distributions on our operating partnership’s Series B Preferred Units for the period of January, February and March 2013. The distributions will paid to holders of our Series B Preferred Units of record at a rate of $2.78 per unit per day.

On May 7, 2013, our board of directors, in our capacity as the general partner of the operating partnership, authorized and declared distributions on our operating partnership’s Series B Preferred Units for the period of April, May and June 2013. The distributions will paid to holders of our Series B Preferred Units of record at a rate of $2.78 per unit per day.

Our operating partnership, at its option, may redeem the Series B Preferred Units, in whole or in part, at any time or from time to time for a redemption price equal to $10 plus all accrued and unpaid distributions thereon to and including the date fixed for redemption. Holders of the Series B Preferred Units have the right, but not the obligation, to exchange all or a portion of their Series B Preferred Units for cash or, at our option as general partner of the operating partnership, for shares of our common stock. This right is exercisable on the earlier to occur of (i) the date that is one year after the issuance of the holder’s Series B Preferred Units or (ii) the liquidation of our operating partnership or the sale of all or substantially all of the assets of the operating partnership, at an exchange price equal to the redemption price. Upon any exercise by a holder of the Series B Preferred Units of its exchange right, we may, on behalf of our operating partnership, in our sole and absolute discretion (subject to the limitations on ownership and transfer of our common stock set forth in our charter), elect to assume directly and satisfy such Series B Preferred Unit holder’s exchange right by exchanging shares of our common stock with a defined aggregate value equivalent to the aggregate redemption price of the Series B Preferred Units being exchanged for such Series B Preferred Units.

NOTE 5: Stockholder Equity and Non-Controlling Interest

Stockholder Equity

Preferred Shares

On January 4, 2012, we issued and sold 125 shares of our 12.5% Series A Cumulative Non-Voting Preferred Stock, $0.01 par value per share, which we refer to as the Series A Preferred Stock, for a purchase price of $1,000 per share, or $125 in the aggregate, to 125 accredited investors who are not affiliated with us.

On May 10, 2012, our board of directors authorized and declared distributions on our Series A Preferred Stock for the period beginning on their original issue date, January 4, 2012, and ending on June 30, 2012. The distributions were payable to the holders of the Series A Preferred Stock of record at a rate of $0.34722222 per day, which is an amount that is equivalent to a 12.5% annualized distribution rate based on a share price of $1,000. The distributions were paid in cash on June 29, 2012, pursuant to the requirements of our charter.

On August 9, 2012, our board of directors authorized and declared distributions on our Series A Preferred Stock for the period beginning on July 1, 2012, and ending on December 31, 2012. The distributions are payable to the holders of the Series A Preferred Stock of record at a rate of $0.34722222 per day, which is an amount that is equivalent to a 12.5% annualized distribution rate based on a share price of $1,000. The distributions were paid in cash on December 31, 2012, pursuant to the requirements of our charter.

On February 28, 2013, our board of directors authorized and declared distributions on our Series A Preferred Stock for the period beginning on January 1, 2013, and ending on June 30, 2013. The distributions are payable to the holders of the Series A Preferred Stock of record at a rate of $0.34153005 per day, which is an amount that is equivalent to a 12.5% annualized distribution rate based on a share price of $1,000. The distributions will be aggregated and paid in cash on June 30, 2013, pursuant to the requirements of our charter.

Common Shares

On February 15, 2012, our board of directors authorized and declared distributions on our common stock for the months of January, February and March 2012. The distributions were paid to the holders of our common stock of record at a rate of $0.00163934 per share per day, for a total of $19 for the three months ended March 31, 2012.

On May 10, 2012, our board of directors authorized and declared distributions on our common stock for the months of April, May and June 2012. The distributions were paid to the holders of our common stock of record at a rate of $0.00163934 per share per day, for a total of $48 for the three months ended June 30, 3012.

On August 9, 2012, our board of directors authorized and declared distributions on our common stock for the months of July, August and September 2012. The distributions were paid to the holders of our common stock of record at a rate of $0.00163934 per share per day, for a total of $48 for the three months ended September 30, 2012.

On November 5, 2012, our board of directors authorized and declared distributions on our common stock for the months of October, November and December 2012. The distributions were paid to the holders of our common stock of record at a rate of $0.00163934 per share per day, for a total of $50 for the three months ended December 31, 2012.

On February 28, 2013, our board of directors authorized and declared distributions on our common stock for the months of January through June 2013. For the months of January through March 2013, the distributions will be payable to the holders of our common stock at a rate of $0.00163934 per share per day, which is an amount that is equivalent to a 6.0% annualized distribution rate based on a share price of $10.00. For the months of April through June 2013, our board of directors authorized and declared distributions on our common stock at a rate of $0.00171233 per share per day, which is an amount that is equivalent to a 6.25% annualized distribution rate based on a share price of $10.00. The distributions for each month will be aggregated and paid on or before the fifteenth day following the completion of each respective month. All distributions will be paid in cash or reinvested in stock for those participating in our distribution reinvestment plan.

During 2012, we issued 25,063 shares of our common stock to unaffiliated third parties and generated net proceeds of $225. We issued 300,000 shares of our common stock to an affiliate of our sponsor and generated net proceeds of $3,000.

Non-controlling Interest

On February 15, 2012, our board of directors, in our capacity as the general partner of the operating partnership, authorized and declared distributions on our operating partnership’s common partnership units for the months of January, February and March 2012. The distributions were paid to common operating partnership unit holders of record at a rate of $0.00163934 per unit per day, for a total of $789 for the three months ended March 31, 2012.

On May 10, 2012, our board of directors, in our capacity as the general partner of the operating partnership, authorized and declared distributions on our operating partnership’s common partnership units for the months of April, May and June 2012. The distributions were paid to common operating partnership unit holders of record at a rate of $0.00163934 per unit per day, for a total of $787 for the three months ended June 30, 2012.

On August 9, 2012, our board of directors, in our capacity as the general partner of the operating partnership, authorized and declared distributions on our operating partnership’s common partnership units for the months of July, August and September 2012. The distributions were paid to common operating partnership unit holders of record at a rate of $0.00163934 per unit per day, for a total of $796 for the three months ended September 30, 2012.

On October 11, 2012, our operating partnership established 400 limited partnership units designated as the Series B Preferred Units. The Series B Preferred Units rank junior to the Series A Preferred Units of the operating partnership and senior to the common units of the operating partnership with respect to distributions, liquidation and redemption rights. Holders of Series B Preferred Units are entitled to preferential cash distributions of 10% per annum of the $10,000 purchase price per unit. On October 11, 2012, the operating partnership issued and sold 350 Series B Preferred Units to RAIT NTR in exchange for $3,500 in cash.

Our operating partnership, at its option, may redeem the Series B Preferred Units, in whole or in part, at any time or from time to time for a redemption price equal to $10 per unit plus all accrued and unpaid distributions thereon to and including the date fixed for redemption. Holders of the Series B Preferred Units have the right, but not the obligation, to exchange all or a portion of their Series B Preferred Units for cash or, at our option as general partner of the operating partnership, for shares of our common stock. This right is exercisable on the earlier to occur of (i) the date that is one year after the issuance of the holder’s Series B Preferred Units or (ii) the liquidation of our operating partnership or the sale of all or substantially all of the assets of our operating partnership, at an exchange price equal to the redemption price. Upon any exercise by a holder of the Series B Preferred Units of its exchange right, we may, on behalf of our operating partnership, in our sole and absolute discretion (subject to the limitations on ownership and transfer of our common stock set forth in our charter), elect to assume directly and satisfy such Series B Preferred Unit holder’s exchange right by exchanging shares of our common stock with a defined aggregate value equivalent to the aggregate redemption price of the Series B Preferred Units being exchanged for such Series B Preferred Units.

On November 5, 2012, our board of directors, in our capacity as the general partner of the operating partnership, authorized and declared distributions on our operating partnership’s common partnership units for the months of October, November and December 2012. The distributions were paid to the holders of our common operating partnership units holders of record at a rate of $0.00163934 per share per day for a total of $796 for the three months ended December 31, 2012.

On November 5, 2012, our board of directors, in our capacity as the general partner of the operating partnership, authorized and declared distributions on our operating partnership’s Series B Preferred Units for the period from October 11, 2012 through December 31, 2012. The distributions were paid to holders of our Series B Preferred Units of record at a rate of $2.78 per unit per day for a total of $79 for the three months ended December 31, 2012.

On February 28, 2013, our board of directors, in our capacity as the general partner of the operating partnership, authorized and declared distributions on our operating partnership’s common partnership units for the months of January through June 2013. For the months of January through March 2013, the distributions will be payable to the holders of our common operating partnership units at a rate of $0.00163934 per unit per day, which is an amount that is equivalent to a 6.0% annualized distribution rate based on a unit price of $10.00. For the months of April through June 2013, our board of directors authorized and declared distributions on our operating partnership’s common units at a rate of $0.00171233 per share per day, which is an amount that is equivalent to a 6.25% annualized distribution rate based on a unit price of $10.00. The distributions for each month will be aggregated and paid on or before the fifteenth day following the completion of each respective month.

On February 28, 2013, our board of directors, in our capacity as the general partner of the operating partnership, authorized and declared distributions on our operating partnership’s Series B Preferred Units for the period of January, February and March 2013. The distributions will be paid to holders of our Series B Preferred Units of record at a rate of $2.78 per unit per day.